SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (Parenthetical) - Intelligent Fingerprinting Limited [Member] - Second Installment [Member]	12 Months Ended
Jun. 30, 2023 USD ($) shares
Restructuring Cost and Reserve [Line Items]
Fair value of held-back shares | $	$ 208,500
No. of held back Series C Preferred Stock | shares	500,000